SCHEDULE OF REVENUE FROM SOURCES (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 251,047	$ 207,653	$ 671,682	$ 662,932
Others			5,451	4,796
Software Development Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue			406,391	372,439
Software Licensing Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue			200,652	212,607
Software Support Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue			28,051	39,444
Cloud Hosting Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue			$ 31,137	$ 33,646